Discontinued operations	12 Months Ended
Dec. 31, 2022
Discontinued operations
Discontinued operations

9 Discontinued Operations

At the end of the third quarter of 2021, management updated its long-term outlook for the COVID-19 testing business, which led to management’s decision to initiate a wind down process in which lease contracts at unprofitable COVID-19 testing sites would not be renewed. Similarly, COVID-19 related inventory levels were significantly ramped down to align with the needs of the remaining test sites and laboratories.

As of March 31, 2022, operations at all COVID-19 testing sites have ceased. The Company has no intentions of renewing any of the COVID-19 testing site leases and has abandoned the COVID-19 business line. Consequently, the Company is reporting its COVID-19 segment as a discontinued operation.

All COVID-19 related property, plant and equipment have been fully depreciated as of March 31, 2022. In addition, all COVID-19 related accounts receivable and accounts payable are included in the balance sheet as of March 31, 2022 whilst all COVID-19 related inventory have been written down to zero.

As detailed in Note 2.1, with the discontinuation of the COVID-19 business, the Group signed the Separation Agreement to terminate the collaboration agreement signed with Dr. Bauer GmbH, effective as of April 2, 2022. The Group deconsolidated Dr. Bauer GmbH from its financial statements as of this date and disclosed the impact of the deconsolidation under discontinued operations. With the Separation Agreement, Centogene ensures that any COVID-19 business related future obligations that might arise from the past activities of Dr. Bauer GmbH will be paid by Centogene in exchange for the EUR 1,640k termination fee which has been recognized under Net income from discontinued operations, net of tax for the year ended December 31, 2022. In addition, the Group recognized provision expenses under Net income from discontinued operations, net of tax in the total amount of EUR 832k to be paid to Dr. Bauer GmbH for the year ended December 31, 2022. Of this provision, EUR 200k, EUR 117k and EUR 515k have been recognized for refunds for unclaimed COVID-19 test vouchers, taxes and other provisions, respectively.

The impact of the Separation Agreement on net income for the period is EUR 1,640k, which is fully recognized under discontinued operations.

Additionally, EUR 57k and EUR 127k of unadjusted differences identified in trade receivables and revenue as of and for the years ended December 31, 2021 and 2020, respectively, are related to the COVID-19 business and corrected in discontinued operations. (Refer to Note 2.4).

Discontinued operations are presented separately from continuing operations in the consolidated statements of comprehensive loss and consolidated statements of cash flows.

	2022	2021	2020
in EUR k
Results of discontinued operations
Revenue	19,455	146,334	89,218
Cost of sales	15,120	131,713	48,151
Gross profit	4,335	14,621	41,067
General administrative expenses	503	3,259	2,495
Selling expenses	7	534	446
Other operating income	3,096	373	3
Other operating expenses
Operating income	6,921	11,201	38,129
Financial costs, net	46	49	19
Income before taxes	6,875	11,152	38,110
Income tax expense	13	46	58
Income for the period	6,862	11,106	38,052
Total comprehensive income, attributable to equity holders of the parent	6,862	11,106	38,052
Net income per share - Basic and diluted (in EUR)	0.26	0.49	1.82